Debt - Summary of Short-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Short-term Debt [Line Items]
Short-term debt	$ 203	$ 207
Domestic Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Borrowings	200	200
Foreign Line of Credit [Member]
Short-term Debt [Line Items]
Short-term Borrowings	$ 3	$ 7